Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

The Clorox Company

Employee Retirement Investment Plan for Puerto Rico

EIN: 31-0595760 – Plan Number: 007

Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

December 31, 2025

	(b) Identity of issue, (a) Borrower, Lessor, or Similar Party	(c) Description of Investment	(e) Current value

*	Vanguard Total International Stock Market Index Fund	Mutual fund	$1,521,522
	Eaton Vance Atlanta Capital SMID Cap Fund	Mutual fund	779,662
	Northern World Selection Index Fund	Mutual fund	78,771
*	Vanguard Target Retirement 2025 Fund	Mutual fund	914,233
*	Vanguard Target Retirement 2030 Fund	Mutual fund	332,197
*	Vanguard Target Retirement 2035 Fund	Mutual fund	4,202,512
*	Vanguard Target Retirement 2040 Fund	Mutual fund	411,880
*	Vanguard Target Retirement 2045 Fund	Mutual fund	3,315,649
*	Vanguard Target Retirement 2050 Fund	Mutual fund	306,968
*	Vanguard Target Retirement 2055 Fund	Mutual fund	60,209
*	Vanguard Target Retirement 2060 Fund	Mutual fund	4,020
*	Vanguard Target Retirement 2065 Fund	Mutual fund	5,607
*	Vanguard Target Retirement Inc Fund	Mutual fund	145,474

			12,078,704

*	Vanguard Institutional 500 Index Trust	Common collective trust fund	4,219,966
*	Vanguard Institutional Total Bond Market Index Trust	Common collective trust fund	1,683,259
	State Street Small Mid Cap Trust	Common collective trust fund	1,412,875
	J.P. Morgan Chase Bank US Active Core Equity Fund	Common collective trust fund	1,135,454
	Galliard Stable Return Fund	Common collective trust fund	600,882
	MFS International Equity Fund	Common collective trust fund	327,950
	Prudential Global Invesment Management Core Plus Bond Fund	Common collective trust fund	223,779
			9,604,165

*	The Clorox Company Common Stock	Common stock	507,925

*	Participant Loans	Interest rates ranging from 4.25% to 9.50% and with maturities through September 2055	499,367

	Total investments		$22,690,161
*	Represents a party-in-interest to the Plan

Note: Column (d) Cost is not presented as all investments are participant directed